Risk management - Schedule of exposure to risk, Spain real estate business, segment information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Total consolidated assets (Total business)	€ 1,797,062	€ 1,734,659	€ 1,595,835
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	243,203	193,716	163,853
Accumulated impairment
Disclosure of credit risk exposure [line items]
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	(286)	€ (226)	€ (215)
Spain
Disclosure of credit risk exposure [line items]
Total consolidated assets (Total business)	1,797,062
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	(1,230)
Spain | Customers excluding the public sector
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 241,695